Short-term deposits and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2025	2024
Bank balances	$32,123	$52,242
Cash on hand	8	9
Cash and cash equivalents	$32,131	$52,251